Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases
5.	Leases

In July 2012, the Company entered into a capital lease agreement with GL Filtration, Ltd. to lease production equipment, which was recorded on the Company’s balance sheet at $293,000. The term of the lease is for 24 months, with equal monthly installments in the amount of $13,185. Expense related to the amortization of this asset is included in depreciation expense.

In August 2012, the Company entered into a lease agreement with the University of North Texas Health Science Center at Fort Worth for the lease of laboratory space within the Health Science Center in Fort Worth, TX. The term of the lease was for 12 months, commencing on August 1, 2012, with the provision that either party may cancel the lease upon providing 30 days’ advance notice. In August 2013, the Company renewed the lease under substantially the same lease terms for an additional 12 months. In August 2014, the Company renewed the lease under substantially the same lease terms for an additional 6 months. This lease was terminated by the Company, effective December 31, 2014, after the Company provided appropriate notice.

In February 2013, the Company entered into a lease agreement with PW Commerce Center, LP for the lease of 25,682 square feet of space to house the Company’s corporate offices and production facility in Coppell, TX. The term of the lease is for 125 months, commencing on April 15, 2013, with an option to renew the lease for one five-year period at the then-market rate. Under the terms of the lease, rent was abated for the first five months of the lease term and the rent for the sixth month was paid at the time the lease was executed. Thereafter, rent is due and payable on the first day of each month of the lease term. Monthly rent expense under this lease will approximate $12,758 on a straight-line basis.

In April 2013, the Company entered into a lease agreement with Renault & Handley Oakmead Solar Joint Venture LP for the lease of 1,172 square feet of office space in Menlo Park, CA, for executive use. The term of the lease is for 24 months, commencing on May 1, 2013, with an option to extend the lease for an additional period of 24 months at a rental rate equal to 95% of the then fair market rental value. Rent is due and payable on the first day of each month of the lease term. In October 2014, the Company vacated this space and with appropriate notice terminated the lease effective as of November 30, 2014.

In October 2013, the Company entered into a sublease agreement with InB: Hauser Pharmaceutical Services, Inc. to sublease 19,415 square feet of production and office space in Denver, CO, for production and research and development purposes. The term of the sublease is for 38.4 months, commencing on October 18, 2013, with an option to extend the lease for an additional period of 36 months at a rental rate equal to the amounts the sublessor is required to pay its landlord. Rent is due and payable on the first day of each month of the lease term. Monthly rent expense under this lease will approximate $15,399 on a straight-line basis. In addition to the sublet space, the Company also received title to certain production, laboratory, and office equipment and furniture located in the facility. The Company utilized a third-party consultant to appraise the fair value of the equipment at the time of the commencement of the lease, and the Company recorded the fair value of the assets and a corresponding lease incentive amount at the lease commencement date. The lease incentive is being amortized over the life of the sublease and the Company recognized $92,000 and $19,000 of amortization in 2014 and 2013, respectively.

In June 2014, the Company entered into a capital lease agreement with GL Filtration, Ltd. to lease production equipment, which was recorded on its balance sheet at $0.6 million. The term of the lease is for 24 months, with equal monthly installments in the amount of $27,885. Expense related to the amortization of this asset is included in depreciation expense. As of December 31, 2014, accumulated amortization related to this asset totaled $43,000.

In July 2014, the Company entered into a lease agreement with Harvard Investment Company for the lease of 6,370 square feet of space in Redwood City, CA for executive use. The term of the lease is for 36 months, commencing on September 1, 2014, with an option to extend the lease for one three-year period at the then market rate. Rent is due and payable on the first day of each month of the lease term. Monthly rent expense under this lease will approximate $25,062 on a straight-line basis.

In October 2014, the Company entered into a one month lease agreement with Regus Management Group, LLC for 9 individual offices in Grapevine, TX commencing November 1, 2014 and a five month lease agreement for 15 individual offices in Grapevine, TX commencing December 1, 2014. Rent is due and payable on the first day of each month of the lease term.

Minimum annual lease payments under noncancelable lease arrangements at December 31, 2014, are as follows (in thousands):

	Capital Leases	Operating Leases
Year ending December 31:
2015	$335	$688
2016	139	649
2017	—	365
2018	—	158
2019	—	163
Thereafter		627

Total minimum lease payments	474	$2,650

Less amount representing interest	43

Present value of future minimum lease payments	431
Less current installments of obligations under capital leases	304

Long-term capital lease obligations	$127

Total rent expense charged to operations under terms of these operating leases was $0.5 million and $0.2 million for the years ended December 31, 2014 and 2013, respectively.